Cover	Jul. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2025
Entity File Number	000-14338
Entity Registrant Name	Autodesk, Inc.
Entity Central Index Key	0000769397
Entity Tax Identification Number	94-2819853
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Market Street, Ste. 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	507-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ADSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false